Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

June 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.9%
Long-Term Municipal Bonds – 90.2%
Alabama – 1.8%
Alabama Federal Aid Highway Finance Authority Series 2015 5.00%, 09/01/2025 (Pre-refunded/ETM)	$1,390	$1,477,605
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,000	5,060,528
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039-02/01/2040	3,680	3,451,269
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	23,985	24,288,881
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	69,310	69,989,626

		104,267,909

Alaska – 0.3%
Municipality of Anchorage AK Series 2015-B 5.00%, 09/01/2022-09/01/2024	8,810	9,100,000
Series 2015-C 5.00%, 09/01/2022-09/01/2024	7,370	7,620,485

		16,720,485

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,920	2,147,619

Arizona – 1.8%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2023-12/01/2024	2,770	2,908,205
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,060,807
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(a)	2,000	2,060,660
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,513,854
2.542%, 07/01/2033	5,000	4,109,370
2.642%, 07/01/2034	10,000	8,129,325

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015-A 5.00%, 07/01/2023-07/01/2024	$16,955	$17,730,152
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030-07/01/2039	12,025	13,592,911
Series 2020-A 5.00%, 07/01/2030-07/01/2038	8,895	10,077,413
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,159,050
2.171%, 07/01/2033	5,000	4,095,552
Gilbert Water Resource Municipal Property Corp. (Town of Gilbert AZ Waterworks & Sewer System Revenue) Series 2022 5.00%, 07/15/2037-07/15/2038	7,305	8,450,976
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2028	6,000	6,740,893
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2023 (Pre-refunded/ETM)	4,000	4,130,453
5.00%, 07/01/2024 (Pre-refunded/ETM)	2,000	2,115,430
5.00%, 07/01/2025 (Pre-refunded/ETM)	5,000	5,409,006
5.00%, 07/01/2027 (Pre-refunded/ETM)	5,500	6,180,470

		103,464,527

Arkansas – 0.1%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	3,000	2,938,601

California – 6.3%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	18,035	13,791,642
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	10,591	10,469,607
Series 2021-1, Class A 3.50%, 11/20/2035	3,437	3,206,734
Series 2021-2 0.823%, 03/25/2035	10,000	591,835
Series 2021-3, Class A 3.25%, 08/20/2036	3,965	3,611,114
California State Public Works Board (California State Public Works Board Lease) Series 2014-B 5.00%, 10/01/2028	1,225	1,294,855
Series 2021-A 5.00%, 02/01/2027	12,040	13,424,183

	Principal Amount (000)	U.S. $ Value

California State University Series 2021-B 2.374%, 11/01/2035	$5,000	$3,989,563
City of Los Angeles Department of Airports Series 2018-C 5.00%, 05/15/2036	5,840	6,176,692
Series 2019 5.00%, 05/15/2039	5,215	5,541,565
City of Riverside CA Electric Revenue Series 2019-A 5.00%, 10/01/2033	5,230	5,842,332
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	2,000	1,525,087
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	6,195	4,826,200
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	13,250	10,709,249
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	5,500	4,172,708
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	13,000	10,124,105
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	7,000	5,746,376
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	3,000	2,273,798
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	6,545	4,825,359
Los Angeles County Metropolitan Transportation Authority Series 2021-A 4.00%, 06/01/2038	10,000	10,036,519

	Principal Amount (000)	U.S. $ Value

Los Angeles Unified School District/CA Series 2020-R 5.00%, 07/01/2033	$2,780	$3,141,848
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2038	5,000	5,576,272
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	15,000	13,298,853
San Francisco Intl Airport Series 2020-E 5.00%, 05/01/2037	9,645	10,262,531
State of California Series 2013 5.00%, 11/01/2024-11/01/2025	43,465	45,255,957
Series 2014 5.00%, 05/01/2025-05/01/2026	80,965	85,211,555
Series 2019 5.00%, 11/01/2031-04/01/2036	42,375	47,580,773
Series 2020 5.00%, 11/01/2030-03/01/2035	19,460	22,745,379
University of California Series 2022-S 5.00%, 05/15/2034-05/15/2035	10,000	11,622,415

		366,875,106

Colorado – 2.1%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	3,680	3,704,442
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2012-A 5.00%, 11/15/2022-11/15/2024	6,630	6,700,343
Series 2016-A 5.00%, 11/15/2023	4,085	4,254,899
Series 2018-A 5.00%, 12/01/2025-12/01/2032	71,235	77,754,566
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031-08/01/2035	5,265	5,563,787
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027-11/01/2028	5,900	6,475,980
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	2,369	1,982,201
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	11,000	13,436,520

	Principal Amount (000)	U.S. $ Value

Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	$959	$771,018
5.00%, 12/15/2026	270	293,915
AGM Series 2020 5.00%, 12/01/2024-12/01/2050	1,760	1,937,224

		122,874,895

Connecticut – 2.9%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2023-11/01/2028	2,420	2,581,907
Series 2017-B 5.00%, 08/15/2025-08/15/2027	12,195	13,412,403
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	850,086
Series 2017-C 5.00%, 08/15/2024-08/15/2028	8,950	9,757,989
Connecticut State Health & Educational Facilities Authority (Nuvance Health Obligated Group) Series 2019-A 5.00%, 07/01/2032	5,425	5,688,955
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2026-07/01/2029	4,400	4,597,934
State of Connecticut Series 2014-A 5.00%, 03/01/2028	6,360	6,617,972
Series 2015-B 5.00%, 06/15/2032	7,345	7,786,287
Series 2015-F 5.00%, 11/15/2027	1,570	1,698,350
Series 2016-A 5.00%, 03/15/2024-03/15/2029	17,305	18,586,868
Series 2016-E 5.00%, 10/15/2024-10/15/2025	20,025	21,382,148
Series 2017-B 5.00%, 04/15/2028	2,515	2,839,671
Series 2018-C 5.00%, 06/15/2026	5,500	6,056,005
Series 2018-D 5.00%, 04/15/2026	16,655	18,281,732
Series 2020-A 5.00%, 01/15/2040	2,565	2,810,727
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2024	4,650	4,719,847
Series 2020 4.00%, 05/01/2036	1,000	1,005,353
5.00%, 05/01/2028-05/01/2038	11,780	13,215,021
Series 2021-A 4.00%, 05/01/2040	3,835	3,811,126
Series 2021-D 4.00%, 11/01/2039	1,060	1,057,539
Town of Stratford CT BAM Series 2019 5.00%, 01/01/2030-01/01/2033	13,370	14,376,090
University of Connecticut Series 2022-A 5.00%, 05/01/2040	7,065	7,908,538

		169,042,548

	Principal Amount (000)	U.S. $ Value

Delaware – 0.1%
Delaware River & Bay Authority Series 2014-C 5.00%, 01/01/2026-01/01/2027	$5,470	$5,704,768
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	563,703
5.00%, 09/01/2050	1,000	1,019,043

		7,287,514

District of Columbia – 1.9%
District of Columbia Series 2013-A 5.00%, 06/01/2025-06/01/2027	59,115	60,838,693
District of Columbia (District of Columbia Pers Income Tax) Series 2012-C 5.00%, 12/01/2026	5,585	5,655,048
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2029	1,155	1,270,352
Series 2019-A 5.00%, 10/01/2030-10/01/2032	8,840	9,694,442
Series 2020-A 5.00%, 10/01/2029-10/01/2034	26,410	29,173,442
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2036	3,205	3,594,948

		110,226,925

Florida – 4.4%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2030(a)	510	514,059
Central Florida Expressway Authority Series 2019-B 5.00%, 07/01/2033	11,335	12,517,953
AGM Series 2021 5.00%, 07/01/2026-07/01/2033	13,005	14,857,797
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	5,442,727
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034-09/01/2035	1,300	759,096
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2031	1,070	1,166,159
Series 2019-C 2.384%, 10/01/2026	1,250	1,184,007

	Principal Amount (000)	U.S. $ Value

County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012-Q 5.00%, 10/01/2023	$5,000	$5,037,178
County of Broward FL Convention Center Hotel Revenue Series 2022 5.00%, 01/01/2035	2,685	3,051,124
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2022-10/01/2024	4,975	5,121,626
County of Miami-Dade FL Water & Sewer System Revenue Series 2021 4.00%, 10/01/2038	2,490	2,504,620
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2041	1,955	1,888,891
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	4,610	2,816,965
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,604,349
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 4.00%, 11/15/2036	1,850	1,818,983
5.00%, 11/15/2032	1,450	1,594,280
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(a)	3,765	3,613,542
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2024-10/01/2028	3,765	4,038,785
Series 2021 1.425%, 10/01/2026	3,000	2,729,839
Florida State Board of Education (State of Florida) Series 2022-A 5.00%, 06/01/2030-06/01/2031	15,910	18,764,199
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	3,000	3,351,564
5.00%, 10/01/2030 (Pre-refunded/ETM)	6,250	6,982,426
5.00%, 10/01/2031	4,085	4,361,874
Series 2019-A 5.00%, 10/01/2033	7,975	8,668,256

	Principal Amount (000)	U.S. $ Value

Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	$1,480	$1,589,941
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	2,650	2,750,388
Hollywood Community Redevelopment Agency Series 2015 5.00%, 03/01/2023	1,145	1,168,166
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,301,878
JEA Water & Sewer System Revenue Series 2014-A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,644,894
5.00%, 10/01/2025	1,495	1,571,846
Series 2017-A 5.00%, 10/01/2026	22,290	24,632,699
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028-07/01/2029	14,010	15,320,359
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029-01/01/2030	6,180	6,561,780
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019 5.00%, 10/01/2022-10/01/2024	18,515	19,109,963
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036(c)	1,000	918,862
Orange County School Board Series 2014-A 5.00%, 08/01/2028 (Pre-refunded/ETM)	25,075	26,601,666
5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	22,575,612
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	2,355	2,235,316
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	2,000	2,059,160
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,581,123
St. Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2022	3,150	3,176,731

		254,190,683

	Principal Amount (000)	U.S. $ Value

Georgia – 2.4%
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2028	$12,250	$12,678,752
Series 2021-B 5.00%, 07/01/2028	1,000	1,128,782
Series 2021-C 4.00%, 07/01/2038-07/01/2042	5,765	5,620,134
5.00%, 07/01/2029-07/01/2037	14,590	16,057,772
Series 2022-B 5.00%, 07/01/2035-07/01/2041	24,275	26,370,157
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026-04/01/2031	2,275	2,474,088
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	9,350	9,195,847
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	34,735	35,343,540
Series 2018-C 4.00%, 08/01/2048	18,000	18,363,155
Private Colleges & Universities Authority (Emory University) Series 2020-B 4.00%, 09/01/2035	1,280	1,294,829
State of Georgia Series 2021-A 5.00%, 07/01/2033	11,095	13,047,237

		141,574,293

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	930	956,823

Hawaii – 0.2%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2028-11/01/2029(c)	5,750	6,566,609
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	2,816,440

		9,383,049

Idaho – 0.0%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015-A 5.00%, 07/15/2023	1,320	1,362,629

	Principal Amount (000)	U.S. $ Value

Illinois – 4.9%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2023	$7,000	$7,148,404
Series 2018-A 4.00%, 12/01/2022	5,500	5,525,781
5.00%, 12/01/2026	1,000	1,043,723
Series 2022-B 4.00%, 12/01/2041	11,000	9,976,361
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,246,923
Series 2018-A 5.00%, 01/01/2039	6,000	6,305,479
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	4,485	4,691,159
Illinois Finance Authority (NorthShore University HealthSystem Obligated Group) Series 2020 5.00%, 08/15/2029-08/15/2034	7,785	8,811,090
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027-11/15/2028	2,250	2,380,689
Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) Series 2020 4.00%, 07/01/2037	5,290	5,390,598
5.00%, 07/01/2036	10,000	11,184,176
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2028-10/01/2038	18,380	21,251,686
Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027-02/01/2029	42,820	46,061,706
Illinois State Toll Highway Authority Series 2014-D 5.00%, 01/01/2023	1,185	1,204,833
Metropolitan Pier & Exposition Authority Series 2022 4.00%, 12/15/2042	2,745	2,454,312
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	7,075	8,381,971
Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2024-06/01/2025	22,470	23,723,305
State of Illinois Series 2013 5.50%, 07/01/2024	5,415	5,566,242
Series 2013-A 5.00%, 04/01/2023	4,415	4,497,160
Series 2014 5.00%, 02/01/2024-05/01/2027	26,620	27,558,026
Series 2016 5.00%, 02/01/2029	1,100	1,166,212

	Principal Amount (000)	U.S. $ Value

Series 2017-A 5.00%, 12/01/2024	$8,590	$8,999,759
Series 2017-D 5.00%, 11/01/2024-11/01/2028	57,195	59,888,306
Series 2019-B 4.00%, 11/01/2033	9,000	8,754,875
Series 2020 5.50%, 05/01/2039	1,500	1,608,887
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(d) (e)	5,078	91,912

		286,913,575

Indiana – 0.8%
City of Whiting IN (BP Products North America, Inc.) Series 2019 5.00%, 12/01/2044	9,670	10,405,366
Indiana Finance Authority (CWA Authority, Inc.) Series 2021 5.00%, 10/01/2033	5,000	5,683,366
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	12,000	11,908,231
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2024-04/01/2028	3,960	4,212,973
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040	11,690	11,555,974
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	1,895	1,648,835

		45,414,745

Iowa – 0.5%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050	5,450	5,431,462
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2021-A 5.00%, 08/01/2038	5,460	6,218,961
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	14,000	14,698,613

		26,349,036

Kansas – 0.1%
City of Junction City KS Series 2016-A 5.00%, 09/01/2023	3,805	3,939,834

	Principal Amount (000)	U.S. $ Value

Kentucky – 2.3%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	$3,835	$3,475,024
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,075,512
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028-06/01/2030	14,650	15,591,489
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	24,850	25,148,120
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-A 4.00%, 04/01/2048	18,590	18,766,376
Series 2018-C 4.00%, 12/01/2049	36,475	36,961,263
Series 2019-A 4.00%, 12/01/2049	10,895	11,040,246
Series 2022-A 4.00%, 08/01/2052	10,000	10,007,073
Kentucky Turnpike Authority Series 2016-A 5.00%, 07/01/2023-07/01/2027	13,375	14,263,384

		136,328,487

Louisiana – 0.6%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2034	6,145	6,992,779
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027-08/01/2028	8,985	9,601,793
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	2,250	2,349,827
6.10%, 06/01/2038-12/01/2040(a)	5,625	6,213,939
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,220,954
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 0.535% (SOFR + 0.50%), 05/01/2043(b)	10,420	10,003,241

		36,382,533

	Principal Amount (000)	U.S. $ Value

Maine – 0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	$1,000	$1,056,717

Maryland – 1.0%
County of Baltimore MD Series 2022 4.00%, 03/01/2038	5,000	5,132,710
County of Frederick MD Series 2019-A 5.00%, 08/01/2027 (Pre-refunded/ETM)	165	186,053
County of Howard MD Series 2020-A 5.00%, 08/15/2031-08/15/2032	8,465	9,830,734
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 11/12/2028	15,000	15,783,995
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2028-04/15/2031	4,285	4,732,790
State of Maryland Series 2021-A 5.00%, 03/01/2032-08/01/2034	10,000	11,660,238
Series 2022-D 4.00%, 08/01/2028	3,250	3,515,998
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2026-08/01/2034	5,250	5,726,117

		56,568,635

Massachusetts – 2.2%
Commonwealth of Massachusetts Series 2016-B 5.00%, 07/01/2023	3,965	4,094,312
Series 2017-D 5.00%, 02/01/2036	4,435	4,787,030
Series 2018-B 5.00%, 01/01/2031	3,685	4,106,611
Series 2022-B 4.00%, 02/01/2040	13,000	12,968,749
CIFGNA Series 2007-A 1.432% (LIBOR 3 Month + 0.57%), 05/01/2037(b)	15,250	14,351,107
Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	10,340	11,639,567
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,270	2,298,313

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2007-A 5.25%, 07/01/2033	$6,600	$7,971,258
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2025-10/01/2033	15,375	16,972,174
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025-07/01/2029	24,065	26,549,662
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,067,866
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2028-07/01/2033	7,525	8,085,498
AGM Series 2020-C 5.00%, 10/01/2026-10/01/2032	2,495	2,743,610
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2036	8,615	9,441,726
Massachusetts School Building Authority Series 2012-A 5.00%, 08/15/2022 (Pre-refunded/ETM)	455	456,902
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012-A 5.00%, 08/15/2023	2,410	2,419,142

		129,953,527

Michigan – 5.2%
Bloomfield Hills School District Series 2023 5.00%, 05/01/2027-05/01/2032(c)	3,670	4,056,895
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 1.248% (LIBOR 3 Month + 0.60%), 07/01/2032(b)	14,000	13,664,916
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2024-07/01/2025	12,505	13,358,294
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 2.625%, 05/15/2025	1,150	1,100,120
Lake Orion Community School District Series 2016 5.00%, 05/01/2024	2,915	3,067,810

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	$48,585	$50,622,368
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 3.80%, 10/01/2022	500	501,325
3.875%, 10/01/2023	2,000	2,017,906
4.00%, 10/01/2024	3,000	3,038,483
4.50%, 10/01/2029	12,065	12,159,005
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2025-07/01/2027	39,940	41,897,638
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024-07/01/2027	54,355	57,060,624
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	15,000	14,834,292
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 4.00%, 06/01/2034-06/01/2039	8,000	7,828,737
5.00%, 06/01/2025-06/01/2031	5,645	6,074,664
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,636,261
Series 2014-B 5.00%, 07/01/2027-07/01/2031	7,450	7,649,772
Michigan Finance Authority (Trinity Health Corp.) Series 2019 4.00%, 12/01/2040	5,595	5,349,209
Series 2015 5.00%, 12/01/2023-12/01/2025	13,075	13,840,011
5.50%, 12/01/2026-12/01/2027	7,220	7,831,544
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024-06/30/2028	31,630	33,236,994

		300,826,868

Missouri – 0.4%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2025-03/01/2028	2,820	2,969,419

	Principal Amount (000)	U.S. $ Value

City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2037	$4,000	$4,452,305
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2033-07/01/2040	14,000	14,043,079
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	1,620	1,667,903
Missouri Joint Municipal Electric Utility Commission Series 2014-A 5.00%, 01/01/2025	2,630	2,800,035

		25,932,741

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025-02/15/2028	15,015	16,101,295

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	57,480	59,200,940

Nevada – 0.9%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2023-09/01/2026	8,605	9,088,285
Clark County School District Series 2016-D 5.00%, 06/15/2024	26,915	28,414,448
Series 2017-C 5.00%, 06/15/2027	3,565	3,974,699
County of Clark NV Series 2017 5.00%, 06/01/2024	6,530	6,895,771
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	5,023,433

		53,396,636

New Hampshire – 0.6%
New Hampshire Business Finance Authority Series 2022-2 0.334%, 09/20/2036	20,000	497,664
4.375%, 09/20/2036	25,000	23,986,500
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) National Finance Authority Series 2020-1 4.125%, 01/20/2034	9,214	9,064,776

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018-A 4.00%, 11/01/2027(a)	$2,250	$2,177,503

		35,726,443

New Jersey – 5.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	4,930	5,255,896
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.50%, 01/01/2026-01/01/2027	2,000	2,059,773
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2022-10/01/2025	8,005	8,266,970
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025-06/15/2026	4,500	4,619,145
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,920	3,965,118
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2028	13,805	14,943,578
Series 2018-A 5.00%, 06/15/2029	3,050	3,264,301
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2019 5.00%, 12/15/2028-12/15/2031	8,720	9,464,281
Series 2018-A 5.00%, 12/15/2027-12/15/2033	65,505	70,604,448
Series 2019-B 5.00%, 06/15/2033	3,885	4,126,612
Series 2020-A 5.00%, 06/15/2035	1,810	1,934,909
Series 2022-A 5.00%, 06/15/2034	11,635	12,511,075
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2027-01/01/2029	75,940	79,737,291
Series 2014-C 5.00%, 01/01/2024	14,720	15,367,250
Series 2017-A 5.00%, 01/01/2029	7,235	7,884,993
Series 2017-B 5.00%, 01/01/2029-01/01/2031	40,050	44,183,636
Series 2021-B 1.713%, 01/01/2029	6,625	5,780,563
AGM Series 2005-D3 5.25%, 01/01/2026	14,770	16,138,953

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2023-06/01/2035	$17,385	$18,398,367

		328,507,159

New York – 13.8%
City of New York NY Series 2014-A 5.00%, 08/01/2027	1,130	1,191,948
Series 2015-A 5.00%, 08/01/2023	2,040	2,112,152
Series 2018-D 5.00%, 12/01/2039	2,435	2,618,529
Series 2020-A 5.00%, 08/01/2024-08/01/2027	14,900	16,675,406
Series 2020-B 5.00%, 11/01/2027	7,320	8,259,717
Series 2020-C 5.00%, 08/01/2032	3,150	3,563,829
Series 2021 1.396%, 08/01/2027	18,750	16,673,218
Series 2021-A 4.00%, 08/01/2038	1,000	990,547
5.00%, 08/01/2033	2,025	2,291,677
Series 2021-F 5.00%, 06/01/2044	5,000	5,357,125
Series 2021-L 5.00%, 04/01/2034	4,000	4,483,389
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	8,840	9,746,561
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039(a)	4,875	4,988,145
Metropolitan Transportation Authority Series 2012-D 5.00%, 11/15/2028	6,890	6,971,425
Series 2012-F 5.00%, 11/15/2022-11/15/2026	55,630	56,170,712
Series 2012-H 5.00%, 11/15/2026	2,730	2,758,122
Series 2013-B 5.00%, 11/15/2026 (Pre-refunded/ETM)	9,505	9,917,762
Series 2014-A 5.00%, 11/15/2026 (Pre-refunded/ETM)	4,205	4,387,606
5.00%, 11/15/2027 (Pre-refunded/ETM)	4,040	4,215,440
Series 2014-C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	5,343,010
Series 2017-C 5.00%, 11/15/2028-11/15/2033	71,630	75,796,567
Series 2019-D 5.00%, 09/01/2022	17,340	17,433,180
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(b)	9,500	9,249,306

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012-A 5.00%, 11/15/2027	$4,505	$4,557,199
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031-07/15/2032	53,945	60,289,898
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-A 5.00%, 08/01/2025	12,345	12,374,609
Series 2012-B 5.00%, 11/01/2023	20,000	20,221,284
Series 2017-A 5.00%, 08/01/2033	4,860	5,288,423
Series 2019-B 5.00%, 11/01/2035-11/01/2036	59,785	66,013,736
Series 2021-B 4.00%, 08/01/2037-08/01/2038	15,230	15,252,431
5.00%, 08/01/2024	6,505	6,898,320
Series 2021-E 4.00%, 02/01/2040	4,335	4,308,364
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	3,952,963
2.80%, 09/15/2069	11,555	10,438,747
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-C 5.00%, 03/15/2027	2,015	2,111,610
Series 2020-D 5.00%, 02/15/2029-02/15/2034	25,980	29,204,667
Series 2022-A 4.00%, 03/15/2040-03/15/2042	32,280	31,653,741
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012-A 5.00%, 04/01/2023	17,940	17,988,519
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2036-03/15/2040	9,000	8,951,610
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-C 5.00%, 03/15/2025-03/15/2026	63,625	64,956,728
Series 2013-D 5.00%, 03/15/2023	32,000	32,774,518
Series 2016-A 5.00%, 03/15/2024	4,010	4,216,689
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	74,370	76,479,692
Series 2020 4.00%, 10/01/2030	4,400	4,270,225

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	$7,000	$7,277,138
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,140,885
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2028	3,385	3,478,733
Series 2019 4.00%, 11/01/2037	2,915	2,824,956
Series 2020-2 5.00%, 07/15/2033	5,910	6,492,689
Series 2021-2 4.00%, 07/15/2037	2,980	2,889,322
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027-06/01/2033	5,520	5,903,052
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	12,225,686
2.591%, 05/15/2036	2,000	1,621,900
Series 2022 5.00%, 05/15/2030(c)	7,000	8,025,740

		806,279,447

North Carolina – 0.2%
County of Wake NC (County of Wake NC Lease) Series 2021 4.00%, 03/01/2038	1,525	1,539,339
Greater Asheville Regional Airport Authority AGM Series 2022-A 5.00%, 07/01/2035-07/01/2037	4,490	4,855,608
5.25%, 07/01/2038-07/01/2042	6,860	7,487,896

		13,882,843

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028-06/01/2030	5,000	5,373,218

Ohio – 1.0%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037-06/01/2038	3,000	2,932,293
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026-08/01/2028	20,420	22,186,079
Series 2020 5.00%, 12/01/2028-12/01/2029	6,965	7,700,273

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026-02/15/2027	$5,455	$5,856,069
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,093,884
County of Hamilton OH Sewer System Revenue Series 2019-A 5.00%, 12/01/2034	9,375	10,538,140
Hamilton County Convention Facilities Authority Series 2014 5.00%, 12/01/2022-12/01/2023	3,470	3,547,244
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020-A 5.00%, 12/01/2032	4,970	5,690,184

		59,544,166

Oklahoma – 0.1%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022-07/01/2028	3,035	3,125,942
McGee Creek Authority NATL Series 1992 6.00%, 01/01/2023	510	519,145
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	3,005	2,955,285

		6,600,372

Oregon – 0.6%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.00%, 10/01/2024	630	637,076
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030-08/15/2038	8,260	8,835,430
Port of Portland OR Airport Revenue Series 2020-T 5.00%, 07/01/2035	4,290	4,633,083
Series 2022-2 4.00%, 07/01/2038-07/01/2040	18,425	18,080,079
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,323,805
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP) Series 2009-D 5.00%, 11/01/2022-11/01/2023	45	45,116

	Principal Amount (000)	U.S. $ Value

Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	$2,335	$2,607,929

		37,162,518

Other – 1.1%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(a)	23,651	23,141,994
Series 2019-C, Class 1 3.87%, 11/15/2035(a)	5,517	5,397,885
Series 2019-D, Class 1 3.87%, 11/01/2035(a)	5,037	4,928,919
Series 2019-E, Class 1 3.87%, 11/15/2035(a)	3,384	3,311,468
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML12 2.34%, 07/25/2041(a)	7,463	6,336,811
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019-M 2.60%, 09/15/2033(a)	9,610	8,850,251
2.625%, 06/15/2035(a)	9,665	8,696,759
2.65%, 06/15/2035(a)	4,840	4,335,077

		64,999,164

Pennsylvania – 6.3%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2038-01/01/2039	7,235	6,916,445
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030-07/15/2033	19,390	21,239,470
Allegheny County Sanitary Authority Series 2015 5.00%, 12/01/2023	3,500	3,653,116
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	2,120	2,120,000
City of Philadelphia PA Series 2019-A 5.00%, 08/01/2026	1,420	1,560,956
Series 2019-B 5.00%, 02/01/2030	1,005	1,125,484
AGM Series 2017-A 5.00%, 08/01/2027-08/01/2032	46,290	50,740,929
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2024-10/01/2026	17,425	18,714,392

	Principal Amount (000)	U.S. $ Value

Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2024	$9,575	$10,168,766
Series 2017 5.00%, 01/01/2026-01/01/2027	20,480	22,655,844
Series 2019 5.00%, 07/15/2025	3,120	3,374,185
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043	2,500	2,729,590
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,333,722
AGM Series 2022 4.00%, 07/01/2038-07/01/2039	20,000	19,446,931
Montgomery County Higher Education and Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027-12/01/2032	5,000	5,194,629
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026-09/01/2030	10,650	11,521,912
Series 2019 5.00%, 09/01/2030-09/01/2032	2,910	3,133,701
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026-12/31/2028	51,190	53,397,909
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 5.00%, 04/15/2028-04/15/2031	9,030	9,982,229
Series 2022-C 1.17% (MUNIPSA + 0.70%), 11/15/2047(b)	10,500	10,299,034
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2017 4.00%, 08/15/2042	2,720	2,665,313
Series 2022 4.00%, 08/15/2038-08/15/2040	2,410	2,387,132
5.00%, 08/15/2029-08/15/2030	1,575	1,801,302
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2028-06/01/2030	13,280	14,396,593
Series 2019 5.00%, 12/01/2022-12/01/2030	19,140	20,971,576

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030-08/01/2040	$4,505	$4,596,914
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2035-11/01/2038	5,560	5,309,070
5.00%, 11/01/2027-11/01/2034	11,940	12,963,450
School District of Philadelphia (The) Series 2016-D 5.00%, 09/01/2024	8,360	8,832,343
Series 2016-F 5.00%, 09/01/2023-09/01/2024	29,200	30,738,652

		368,971,589

Puerto Rico – 0.7%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024-07/01/2033	1,378	785,053
4.00%, 07/01/2033-07/01/2046	2,033	1,846,061
5.25%, 07/01/2023	1,803	1,835,253
5.375%, 07/01/2025	2,270	2,356,897
5.625%, 07/01/2027-07/01/2029	4,891	5,222,103
5.75%, 07/01/2031	624	681,902
Series 2022-C 0.00%, 11/01/2043	655	325,895
PR Custodial Trust Series 2022 5.50%, 07/01/2029	81	83,157
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,237,105
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	4,260	4,291,625
AGC Series 2007-C 5.50%, 07/01/2031	510	530,332
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	10,525	10,729,664
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	5,190	4,825,435

		38,750,482

Rhode Island – 0.7%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A 5.00%, 09/15/2028-09/15/2032	12,390	14,054,367
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant) Series 2016-B 5.00%, 06/15/2027	10,565	11,587,008

	Principal Amount (000)	U.S. $ Value

Rhode Island Depositors Economic Protection Corp. Series 1993-A 6.375%, 08/01/2022 (Pre-refunded/ETM)	$5,780	$5,798,439
Tobacco Settlement Financing Corp./RI Series 2015-A 5.00%, 06/01/2023	6,635	6,744,736

		38,184,550

South Carolina – 1.6%
County of Charleston SC Series 2021 5.00%, 11/01/2031	10,335	12,269,555
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	48,725	49,616,736
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2022-12/01/2027	7,000	7,380,166
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030-12/01/2034	2,435	2,558,856
Series 2020-A 4.00%, 12/01/2037	1,690	1,646,936
Series 2021-A 4.00%, 12/01/2035-12/01/2036	15,475	15,336,967
Series 2021-B 5.00%, 12/01/2040	3,000	3,189,818

		91,999,034

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029-09/01/2030	7,025	7,534,362

Tennessee – 0.8%
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	5,445	5,679,452
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2017-A 4.00%, 05/01/2048	39,715	40,201,969

		45,881,421

Texas – 5.8%
Board of Regents of the University of Texas System Series 2022-A 4.00%, 08/15/2042	1,895	1,904,639
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2025	1,000	1,040,949

	Principal Amount (000)	U.S. $ Value

City of Austin TX Airport System Revenue Series 2019 5.00%, 11/15/2025	$3,200	$3,438,060
City of Austin TX Water & Wastewater System Revenue Series 2015-A 5.00%, 11/15/2024	4,730	5,054,984
City of El Paso TX Water & Sewer Revenue Series 2022 5.00%, 03/01/2037-03/01/2039	8,155	9,220,347
City of Houston TX Series 2017-A 5.00%, 03/01/2025	16,370	17,570,039
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2023-09/01/2025	3,800	3,967,766
City of Houston TX Airport System Revenue Series 2018-B 5.00%, 07/01/2030	6,160	6,782,578
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	9,215,237
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2023-05/15/2028	24,850	25,962,651
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2031-02/01/2036	9,725	10,990,081
Dallas Fort Worth International Airport Series 2014-A 5.25%, 11/01/2028	11,585	11,921,638
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,333,147
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	84,825	86,231,152
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2042	5,000	4,939,486
Harris County Hospital District Series 2016 5.00%, 02/15/2027	2,465	2,636,167
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2038-12/01/2039	2,850	2,629,474
5.00%, 12/01/2028-12/01/2036	4,395	4,604,195
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026-10/15/2031	3,220	3,407,400
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2022 5.00%, 05/15/2039-05/15/2041	27,550	30,102,166

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$10,680	$10,853,940
New Hope Cultural Education Facilities Finance Corp. Series 2017-A 5.00%, 04/01/2028 (Pre-refunded/ETM)	1,130	1,258,836
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025-08/15/2028	7,250	7,958,704
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	875	841,191
Series 2022 4.00%, 01/01/2032-01/01/2037(c)	1,995	1,704,189
North Texas Tollway Authority Series 2014 5.00%, 01/01/2023-01/01/2024	4,860	4,990,845
5.00%, 01/01/2024 (Pre-refunded/ETM)	900	941,877
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2023-01/01/2028	12,275	12,987,180
Series 2019-B 5.00%, 01/01/2027-01/01/2029	30,080	33,384,616
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	1,360	1,196,806
San Antonio Water System Series 2013-E 5.00%, 05/15/2025	3,000	3,072,182
State of Texas Series 2021-B 4.00%, 08/01/2026	2,335	2,448,175
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2021 4.00%, 08/01/2035	10,210	10,579,068
5.00%, 08/01/2034	4,000	4,610,321
University of Houston Series 2022-A 5.00%, 02/15/2040	1,750	1,953,680

		341,733,766

	Principal Amount (000)	U.S. $ Value

Utah – 0.5%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2041	$7,000	$6,637,546
5.00%, 07/01/2033-07/01/2036	16,110	17,476,095
Utah Transit Authority Series 2015-A 5.00%, 06/15/2027 (Pre-refunded/ETM)	2,000	2,164,867
5.00%, 06/15/2028 (Pre-refunded/ETM)	2,150	2,327,232
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,404,992

		30,010,732

Virginia – 0.8%
County of Loudoun VA Series 2020-B 5.00%, 12/01/2024	3,300	3,530,469
Fairfax County Economic Development Authority (County of Fairfax VA) Series 2020 5.00%, 08/01/2032-08/01/2033	5,180	5,953,431
Hampton Roads Transportation Accountability Commission Series 2020-A 5.00%, 07/01/2039	4,745	5,300,924
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015-A 5.00%, 02/01/2023	4,435	4,521,572
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2021-A 4.00%, 08/01/2035	4,540	4,682,737
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2030-01/01/2037(c)	14,280	13,793,222
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029-01/01/2035	10,720	11,643,383

		49,425,738

Washington – 2.2%
City of Seattle WA Municipal Light & Power Revenue Series 2016-B 5.00%, 04/01/2026	4,300	4,731,187
Series 2021-A 4.00%, 07/01/2033-07/01/2035	11,140	11,748,692
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	12,825	12,758,327
Port of Seattle WA Series 2015-C 5.00%, 04/01/2023	1,750	1,785,323
Series 2018-A 5.00%, 05/01/2025	8,320	8,811,498

	Principal Amount (000)	U.S. $ Value

Series 2018-B 5.00%, 05/01/2025	$4,695	$4,972,354
Series 2019 5.00%, 04/01/2032-04/01/2033	2,500	2,728,271
Series 2021 4.00%, 08/01/2040	5,750	5,349,105
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	10,000	9,896,265
State of Washington (State of Washington COP) Series 2015-C 5.00%, 01/01/2023	2,600	2,644,544
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028-08/15/2030	31,550	33,605,170
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025-08/15/2030	15,880	16,888,806
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	10,116,958
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	4,923	4,501,925
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	300	300,000

		130,838,425

West Virginia – 0.3%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	16,125	14,742,584

Wisconsin – 2.8%
State of Wisconsin Series 2019-A 5.00%, 05/01/2025-05/01/2029	45,000	49,711,732
Series 2021-1 5.00%, 05/01/2026-05/01/2031	14,150	16,054,340
Series 2021-2 5.00%, 05/01/2025	12,000	12,970,135
Series 2023-1 5.00%, 05/01/2024-05/01/2027(c)	11,670	12,505,438
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	16,760	17,338,149
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028-12/15/2034	8,515	5,783,819

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2022 0.192% (MUNIPSA + 0.18%), 08/15/2054(b)	$4,000	$4,000,000
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034-10/15/2035	3,500	3,506,492
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	1,065	1,042,994
Wisconsin Public Finance Authority Series 2022 5.00%, 02/01/2042	2,000	2,046,046
5.50%, 02/01/2042(a)	6,955	6,643,450
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	3,750	3,902,163
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,024,938
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	6,000	6,114,227
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(a)	275	269,950
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 2.75%, 06/01/2026	2,510	2,409,245
Series 2021-B 2.25%, 06/01/2027	1,420	1,281,312
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035-02/01/2040	11,470	10,729,721
Series 2022 5.00%, 02/01/2031-02/01/2032	5,920	6,431,948
WPPI Energy Series 2014-A 5.00%, 07/01/2029	1,000	1,046,929

		164,813,028

Total Long-Term Municipal Bonds (cost $5,485,983,492)		5,272,640,216

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 7.7%
California – 0.0%
County of San Bernardino CA (WLP Evergreen Apartments LLC) Series 1999 0.04%, 05/15/2029(f)	$400	$400,000

Colorado – 0.2%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 0.88%, 12/01/2052(f)	12,790	12,790,000

District of Columbia – 0.2%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 0.89%, 11/01/2045	900	900,000
0.89%, 11/01/2045(f)	5,505	5,505,000
District of Columbia (Georgetown University (The)) Series 2016 0.91%, 04/01/2041(f)	3,530	3,530,000
District of Columbia (MedStar Health Obligated Group) Series 2012-A 0.89%, 08/15/2038(f)	2,245	2,245,000

		12,180,000

Florida – 0.4%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 0.94%, 07/01/2032(f)	1,795	1,795,000
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc.(The)) Series 2002 0.94%, 07/01/2032(f)	1,725	1,725,000
Florida Gulf Coast University Financing Corp. Series 2009-A 0.90%, 02/01/2039(f)	1,650	1,650,000
Florida Keys Aqueduct Authority Series 2013 0.89%, 09/01/2035(f)	1,100	1,100,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 0.94%, 06/01/2048	7,250	7,250,000
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2017-C 0.82%, 01/01/2039(f)	8,120	8,120,000
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019-E 0.90%, 10/01/2026(f)	2,700	2,700,000

		24,340,000

	Principal Amount (000)	U.S. $ Value

Hawaii – 0.1%
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) Series 2008 0.92%, 12/01/2041(f)	$3,640	$3,640,000

Illinois – 0.4%
Illinois Development Finance Authority (American College of Surgeons) Series 1996 0.90%, 08/01/2026(f)	836	836,000
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 1.00%, 01/01/2029(f)	100	100,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 0.92%, 08/01/2035(f)	955	955,000
Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 0.92%, 01/01/2041(f)	14,500	14,500,000
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 0.90%, 06/01/2038(f)	6,165	6,165,000

		22,556,000

Indiana – 0.1%
City of Indianapolis IN (Foundation for Affordable Rental Housing, Inc.) Series 2008 0.90%, 05/15/2038(f)	4,550	4,550,000

Iowa – 0.6%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 0.82%, 12/01/2041(f)	25,795	25,795,000
0.95%, 11/15/2041(f)	9,060	9,060,000

		34,855,000

Kentucky – 0.2%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 0.90%, 10/01/2039(f)	13,450	13,450,000

Louisiana – 0.6%
Louisiana Offshore Terminal Authority (Loop LLC) Series 2013 0.95%, 09/01/2033(f)	18,450	18,450,000

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 0.95%, 07/01/2047(f)	$12,975	$12,975,000
Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC) Series 2013 0.90%, 04/02/2023(f)	2,265	2,265,000

		33,690,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority Series 2014-B 0.90%, 04/01/2035(f)	1,925	1,925,000
Montgomery County Housing Opportunities Commission Series 2011-A 0.91%, 01/01/2049(f)	1,840	1,840,000

		3,765,000

Massachusetts – 0.0%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 0.88%, 07/01/2040(f)	480	480,000

Michigan – 0.4%
Grand Valley State University Series 2019-B 0.91%, 12/01/2031(f)	17,625	17,625,000
Lakeview School District/MI Series 2019-B 0.91%, 05/01/2032(f)	5,230	5,230,000
Michigan Strategic Fund (Wedgwood Christian Services) Series 2008 0.98%, 12/01/2038(f)	1,650	1,650,000

		24,505,000

Minnesota – 0.6%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 0.95%, 11/15/2048(f)	4,805	4,805,000
City of Minneapolis MN (One Ten Grant LP) Series 1989 0.96%, 09/01/2026(f)	9,315	9,315,000
City of Minneapolis MN (Seven Corners Community Housing Corp.) Series 2001 0.96%, 11/01/2031(f)	1,330	1,330,000

	Principal Amount (000)	U.S. $ Value

City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 0.92%, 11/15/2034(f)	$3,675	$3,675,000
0.93%, 11/15/2034(f)	11,825	11,825,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Allina Health Obligated Group) Series 2009-C 0.93%, 11/15/2035(f)	2,400	2,400,000

		33,350,000

Nevada – 0.6%
County of Clark Department of Aviation Series 2008-D 0.91%, 07/01/2029(f)	26,945	26,945,000
Series 2014-D 0.91%, 07/01/2040(f)	11,010	11,010,000

		37,955,000

New Jersey – 0.4%
New Jersey Health Care Facilities Financing Authority Series 2017 0.90%, 07/01/2035(f)	2,995	2,995,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-B 0.90%, 07/01/2036(f)	3,675	3,675,000
Series 2008-C 0.90%, 07/01/2036(f)	16,630	16,630,000

		23,300,000

New York – 1.2%
City of New York NY Series 2016 0.04%, 08/01/2044(f)	10,375	10,375,000
Series 2019-I 0.86%, 03/01/2044(f)	5,950	5,950,000
New York City Housing Development Corp. Series 2008 0.90%, 04/15/2035(f)	300	300,000
New York City Housing Development Corp. (2 Gold LLC) Series 2008-A 0.92%, 04/15/2036(f)	32,500	32,500,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 0.89%, 05/01/2044(f)	21,910	21,910,000

		71,035,000

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.0%
Durham County Industrial Facilities & Pollution Control Financing Authority (Research Triangle Institute) Series 2012 0.92%, 09/01/2037(f)	$780	$780,000

Ohio – 0.1%
Columbus Regional Airport Authority Series 2006 0.90%, 12/01/2036(f)	7,125	7,125,000

Pennsylvania – 0.3%
Emmaus General Authority Series 2008-D 0.90%, 03/01/2024(f)	1,300	1,300,000
Series 2008-E 0.90%, 03/01/2024(f)	2,000	2,000,000
Series 2008-E20 0.90%, 03/01/2024(f)	1,100	1,100,000
Haverford Township School District Series 2009 0.89%, 03/01/2030(f)	2,310	2,310,000
Pennsylvania Turnpike Commission Series 2019 0.89%, 12/01/2038(f)	700	700,000
Philadelphia Gas Works Co. Series 2020-D 0.89%, 08/01/2031(f)	10,950	10,950,000

		18,360,000

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 0.90%, 11/15/2038(f)	2,430	2,430,000

Tennessee – 0.1%
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 0.90%, 07/01/2045(f)	3,150	3,150,000

Texas – 0.1%
Dallas Performing Arts Cultural Facilities Corp. (Dallas Center for the Performing Arts Foundation, Inc.) Series 2013 0.95%, 09/01/2041(f)	3,350	3,350,000
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 0.97%, 02/15/2036(f)	270	270,000

		3,620,000

	Principal Amount (000)	U.S. $ Value

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 0.90%, 12/01/2030(f)	$4,330	$4,330,000

Virginia – 0.2%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 0.92%, 06/01/2034(f)	3,000	3,000,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 0.92%, 07/01/2052(f)	11,680	11,680,000

		14,680,000

Washington – 0.7%
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) Series 2009 0.92%, 12/15/2044(f)	3,025	3,025,000
Washington State Housing Finance Commission (Evergreen School (The)) Series 2002 0.96%, 07/01/2028(f)	1,175	1,175,000
Washington State Housing Finance Commission (Panorama/United States) Series 2008 0.93%, 04/01/2043(f)	4,050	4,050,000
Washington State Housing Finance Commission (Redmond Ridge Apartments LLC) Series 2017 0.90%, 11/01/2047(f)	9,440	9,440,000
Washington State Housing Finance Commission (Traditions at South Hill LLC) Series 2014 0.90%, 08/01/2044(f)	6,260	6,260,000
Washington State Housing Finance Commission (Vintage at Urban Center LLC) Series 2015 0.90%, 07/01/2047(f)	15,490	15,490,000

		39,440,000

West Virginia – 0.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 0.91%, 06/01/2034(f)	635	635,000

Total Short-Term Municipal Notes (cost $451,391,000)		451,391,000

Total Municipal Obligations (cost $5,937,374,492)		5,724,031,216

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 2.061% (SOFR + 1.30%), 04/07/2025(b)	$10,000	$9,745,200

Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,276,590
1.777%, 11/15/2030	5,000	4,097,500
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,137,564
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	8,059,000
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	3,124,720

		24,695,374

Services – 0.4%
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	5,287,240
Novant Health, Inc. 2.637%, 11/01/2036	19,100	15,365,759

		20,652,999

Total Corporates - Investment Grade (cost $65,329,481)		55,093,573

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	16,369	16,380,010
Series 2021-3, Class X 0.764%, 08/20/2036(g)	8,104	515,899
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,981	1,620,204
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,950	4,087,318
Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(g)	3,249	173,893

Total Commercial Mortgage-Backed Securities (cost $27,296,680)		22,777,324

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	$7,730	$5,984,102

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	6,500	5,541,120

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.375%, 04/15/2026(a)	5,000	4,434,600
4.625%, 04/15/2029(a)	2,300	1,950,377

		6,384,977

Total Corporates - Non-Investment Grade (cost $21,527,777)		17,910,199

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 5.274% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (b)	813	775,621
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 3.674% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	501	498,612
Series 2013-DN2, Class M2 5.874% (LIBOR 1 Month + 4.25%), 11/25/2023(b)	243	244,945
Series 2014-DN3, Class M3 5.624% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	54	54,651
Series 2015-DNA1, Class M3 4.924% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	247	249,424
Series 2015-DNA2, Class M3 5.524% (LIBOR 1 Month + 3.90%), 12/25/2027(b)	10	10,225
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 4.524% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	378	378,860
Series 2014-C04, Class 1M2 6.524% (LIBOR 1 Month + 4.90%), 11/25/2024(b)	168	172,255
Series 2015-C02, Class 1M2 5.624% (LIBOR 1 Month + 4.00%), 05/25/2025(b)	299	300,553

	Principal Amount (000)	U.S. $ Value

Series 2016-C01, Class 1M2 8.374% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	$448	$470,421
Series 2016-C03, Class 1M2 6.924% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	181	186,374
Series 2016-C05, Class 2M2 6.074% (LIBOR 1 Month + 4.45%), 01/25/2029(b)	519	540,243
Series 2017-C01, Class 1M2 5.174% (LIBOR 1 Month + 3.55%), 07/25/2029(b)	351	358,072
Series 2017-C03, Class 1M2 4.624% (LIBOR 1 Month + 3.00%), 10/25/2029(b)	962	970,267
Series 2017-C06, Class 2M2 4.424% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	265	266,067

Total Collateralized Mortgage Obligations (cost $4,990,393)		5,476,590

Total Investments – 99.7% (cost $6,056,518,823)(h)		5,825,288,902
Other assets less liabilities – 0.3%		19,068,059

Net Assets – 100.0%		$5,844,356,961

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 38, 5 Year Index, 06/20/2027*	(5.00)%	Quarterly	5.76%	USD	38,155	$1,059,471	$(1,748,496)	$2,807,967

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,420	01/15/2025	2.565%	CPI#	Maturity	$2,320,236	$—	$2,320,236
USD	15,240	01/15/2025	4.028%	CPI#	Maturity	477,575	—	477,575
USD	12,710	01/15/2025	2.585%	CPI#	Maturity	1,149,917	—	1,149,917
USD	12,710	01/15/2025	2.613%	CPI#	Maturity	1,135,881	—	1,135,881
USD	52,790	01/15/2026	CPI#	3.720%	Maturity	(1,621,430)	—	(1,621,430)
USD	40,000	01/15/2027	CPI#	3.320%	Maturity	(1,652,255)	—	(1,652,255)
USD	39,500	01/15/2027	CPI#	3.466%	Maturity	(1,270,961)	(48,869)	(1,222,092)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	31,450	01/15/2027	CPI#	3.323%	Maturity	$(1,293,206)	$—	$(1,293,206)
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	15,343,866	—	15,343,866
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	18,458,342	—	18,458,342
USD	94,820	01/15/2029	CPI#	3.290%	Maturity	(1,985,508)	—	(1,985,508)
USD	40,500	01/15/2029	CPI#	3.735%	Maturity	686,075	—	686,075
USD	16,275	01/15/2030	1.572%	CPI#	Maturity	2,639,413	—	2,639,413
USD	16,275	01/15/2030	1.587%	CPI#	Maturity	2,616,564	—	2,616,564
USD	23,500	01/15/2031	2.782%	CPI#	Maturity	1,320,309	—	1,320,309
USD	22,000	01/15/2031	2.680%	CPI#	Maturity	1,461,984	—	1,461,984
USD	19,200	01/15/2031	2.989%	CPI#	Maturity	674,071	—	674,071
USD	20,800	01/15/2032	CPI#	3.064%	Maturity	(468,608)	—	(468,608)
USD	18,300	04/15/2032	CPI#	2.909%	Maturity	(668,526)	—	(668,526)

						$39,323,739	$(48,869)	$39,372,608

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	136,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(807,472)	$—	$(807,472)
USD	75,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	7,220,816	—	7,220,816
USD	81,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	10,722,487	—	10,722,487
USD	70,250	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	9,293,817	—	9,293,817
USD	45,000	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	5,622,937	—	5,622,937
USD	136,500	04/15/2032	2.569%	1 Day SOFR	Annual	1,828,258	—	1,828,258
USD	54,900	04/15/2032	1.280%	1 Day SOFR	Annual	6,938,468	—	6,938,468
USD	38,200	04/15/2032	2.632%	1 Day SOFR	Annual	300,358	—	300,358
USD	11,000	04/15/2032	3.082%	1 Day SOFR	Annual	(307,027)	—	(307,027)
USD	6,000	04/15/2032	3.069%	1 Day SOFR	Annual	(160,999)	—	(160,999)
USD	80,000	02/15/2036	1 Day SOFR	1.589%	Annual	(10,899,426)	—	(10,899,426)

						$29,752,217	$—	$29,752,217

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	440	$(100,698)	$(41,387)	$(59,311)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,462	(334,399)	(177,313)	(157,086)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	98	$(22,333)	$(11,484)	$(10,849)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	242	(55,235)	(22,911)	(32,324)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,977	(680,762)	(347,748)	(333,014)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,009	(688,139)	(285,785)	(402,354)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	4,527	(1,035,300)	(418,918)	(616,382)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	564	(129,014)	(68,123)	(60,891)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,924	(897,313)	(352,419)	(544,894)

						$(3,943,193)	$(1,726,088)	$(2,217,105)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	$5,049,779	$—	$5,049,779

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $217,805,158 or 3.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2022.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g)	IO - Interest Only.

(h)

As of June 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $127,281,371 and gross unrealized depreciation of investments was $(283,745,826), resulting in net unrealized depreciation of $(156,464,455).

As of June 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

CIFGNA – CIFG Assurance North America Inc.

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$5,272,640,216	$—	$5,272,640,216
Short-Term Municipal Notes	—	451,391,000	—	451,391,000
Corporates - Investment Grade	—	55,093,573	—	55,093,573
Commercial Mortgage-Backed Securities	—	22,777,324	—	22,777,324
Corporates - Non-Investment Grade	—	17,910,199	—	17,910,199
Collateralized Mortgage Obligations	—	5,476,590	—	5,476,590

Total Investments in Securities	—	5,825,288,902	—	5,825,288,902
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps	—	1,059,471	—	1,059,471
Centrally Cleared Inflation (CPI) Swaps	—	48,284,233	—	48,284,233
Centrally Cleared Interest Rate Swaps	—	41,927,141	—	41,927,141
Interest Rate Swaps	—	5,049,779	—	5,049,779
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(8,960,494)	—	(8,960,494)
Centrally Cleared Interest Rate Swaps	—	(12,174,924)	—	(12,174,924)
Credit Default Swaps	—	(3,943,193)	—	(3,943,193)

Total	$—	$5,896,530,915	$—	$5,896,530,915

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.